UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          07/30/04
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $134,389,000
List of Other Included Managers:


No.  13F File Number                                         Name

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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              G0070K103      803    19000 SH       SOLE                             		19000
ALCAN ALUMINUM LTD             COM              013716105     1925    46500 SH       SOLE                             		46500
ALCOA INC COM                  COM              013817101     2615    79180 SH       SOLE                             		79180
AMGEN INC                      COM              031162100     3591    65800 SH       SOLE                             		65800
ANADARKO PETROLEUM CORP        COM              032511107     1895    32337 SH       SOLE                             		32337
ASHLAND INC                    COM              044204105     1141    21600 SH       SOLE                             		21600
BANK OF AMERICA CORP           COM              060505104      807     9541 SH       SOLE                              		 9541
BEAR STEARNS COMPANIES INC     COM              073902108     3085    36589 SH       SOLE                             		36589
BECTON DICKINSON & CO          COM              075887109     4424    85400 SH       SOLE                             		85400
BIOGEN IDEC INC                COM              09062X103      633    10000 SH       SOLE                             		10000
CABOT CORP                     COM              127055101      366     9000 SH       SOLE                              		 9000
CENTEX CORP                    COM              152312104     1796    39250 SH       SOLE                             		39250
CHARTER ONE FINANCIAL INC      COM              160903100     2961    67012 SH       SOLE                             		67012
CHEVRONTEXACO CORPORATION      COM              166764100     4152    44120 SH       SOLE                             		44120
CITIGROUP INC                  COM              172967101     4754   102237 SH       SOLE                            	       102237
DEERE & CO                     COM              244199105     4440    63300 SH       SOLE                             		63300
DIAGEO PLC-SPON ADR            COM              25243Q205     3597    65700 SH       SOLE                             		65700
DOW CHEMICAL                   COM              260543103     3598    88400 SH       SOLE                             		88400
DR HORTON INC                  COM              23331A109     1353    47635 SH       SOLE                             		47635
ENCANA CORP                    COM              292505104     2713    62849 SH       SOLE                             		62849
FANNIE MAE                     COM              313586109      642     9000 SH       SOLE                              		 9000
FEDERATED DEPARTMENT STORES    COM              31410H101     1419    28900 SH       SOLE                             		28900
FEDERATED INVESTORS INC        COM              314211103      345    11385 SH       SOLE                             		11385
FRANKLIN RESOURCES INC         COM              354613101     2294    45800 SH       SOLE                             		45800
FREDDIE MAC                    COM              313400301     1405    22200 SH       SOLE                             		22200
GUIDANT CORP                   COM              401698105     3599    64400 SH       SOLE                             		64400
H&R BLOCK INC                  COM              093671105     3905    81900 SH       SOLE                             		81900
HCA INC                        COM              404119109     3618    87000 SH       SOLE                             		87000
HEALTH NET INC                 COM              42222G108     2621    98900 SH       SOLE                             		98900
HOME DEPOT INC                 COM              437076102      493    14000 SH       SOLE                             		14000
IBM CORPORATION                COM              459200101     1833    20791 SH       SOLE                             		20791
IDT CORP                       COM              448947309     1420    77000 SH       SOLE                             		77000
INTERNATIONAL PAPER CO         COM              460146103      353     7900 SH       SOLE                              		 7900
J.P. MORGAN CHASE & CO         COM              46625H100     4218   108800 SH       SOLE                            	       108800
KIMBERLY-CLARK CORP            COM              494368103     1996    30300 SH       SOLE                             		30300
LABORATORY CORP OF AMERICA HLD COM              50540R409      222     5600 SH       SOLE                              		 5600
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     1272    16900 SH       SOLE                             		16900
LIMITED BRANDS                 COM              532716107     2087   111625 SH       SOLE                            	       111625
LINCOLN NATIONAL CORP          COM              534187109     1040    22000 SH       SOLE                             		22000
MARSH & MCLENNAN COS INC       COM              571748102      365     8040 SH       SOLE                              		 8040
MBNA CORP                      COM              55262L100     3208   124400 SH       SOLE                            	       124400
MEDIMMUNE INC                  COM              584699102     2452   104800 SH       SOLE                            	       104800
MONSANTO CO                    COM              61166W101     4828   125400 SH       SOLE                            	       125400
MORGAN STANLEY                 COM              617446448     1208    22900 SH       SOLE                             		22900
NORTHROP GRUMMAN CORP          COM              666807102     3587    66800 SH       SOLE                             		66800
OLIN CORP                      COM              680665205     1200    68100 SH       SOLE                             		68100
PMI GROUP INC (THE)            COM              69344M101     3799    87300 SH       SOLE                             		87300
STORAGE TECH CORP              COM              862111200     2909   100300 SH       SOLE                            	       100300
THE ST PAUL TRAVELERS COS INC  COM              792860108     2417    59620 SH       SOLE                             		59620
TOYS R US INC                  COM              892335100     1993   125100 SH       SOLE                            	       125100
TRANSOCEAN INC                 COM              G90078109     1699    58700 SH       SOLE                             		58700
TYCO INTERNATIONAL LTD         COM              902124106     5021   151519 SH       SOLE                            	       151519
U.S. BANCORP                   COM              902973304     4157   150820 SH       SOLE                            	       150820
UNITED TECHNOLOGIES            COM              913017109      476     5200 SH       SOLE                              		 5200
UNITEDHEALTH GROUP INC         COM              91324P102     3779    60700 SH       SOLE                             		60700
VALEANT PHARMACEUTICALS        COM              91911X104      340    17000 SH       SOLE                             		17000
WELLS FARGO & CO               COM              949746101      916    16000 SH       SOLE                             		16000
WEYERHAEUSER CO                COM              962166104     3459    54800 SH       SOLE                             		54800
YUM! BRANDS INC                COM              988498101     1146    30800 SH       SOLE                             		30800